Discontinued Operations and Assets Held for Sale (Summarized Selected Financial Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Discontinued Operations And Disposal Groups [Abstract]
Revenue									$ 95	$ 422
Operating Loss									(78)	(38)
Loss Before Income Tax									(78)	(44)
Provision (Benefit) for Income Tax									(10)	6
Loss from Discontinued Operations, Net of Tax	$ 0	$ (1)	$ (3)	$ 5	$ (72)	$ 1	$ (2)	$ (4)	$ (68)	$ (50)